Financial Instruments (Details 1) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Amounts due from affiliate	$ 4,247	$ 4,237
Advances/ loans to joint ventures	6,021	7,218
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivable and long-term receivable	13,096	8,283
Amounts due from affiliate	4,247	4,237
Advances/ loans to joint ventures	$ 6,021	$ 7,218